Annual Fund Operating Expenses - VY Invesco Growth and Income Portfolio	May 01, 2021
Class ADV
Operating Expenses:
Management Fees	0.64%
Distribution and/or Shareholder Services (12b-1) Fees	0.60%
Other Expenses	none
Total Annual Portfolio Operating Expenses	1.24%
Class I
Operating Expenses:
Management Fees	0.64%
Distribution and/or Shareholder Services (12b-1) Fees	none
Other Expenses	none
Total Annual Portfolio Operating Expenses	0.64%
Class R6
Operating Expenses:
Management Fees	0.64%
Distribution and/or Shareholder Services (12b-1) Fees	none
Other Expenses	none
Total Annual Portfolio Operating Expenses	0.64%
Class S
Operating Expenses:
Management Fees	0.64%
Distribution and/or Shareholder Services (12b-1) Fees	0.25%
Other Expenses	none
Total Annual Portfolio Operating Expenses	0.89%
Class S2
Operating Expenses:
Management Fees	0.64%
Distribution and/or Shareholder Services (12b-1) Fees	0.40%
Other Expenses	none
Total Annual Portfolio Operating Expenses	1.04%